Capital and Other Components of Equity - Schedule of Components of Capital Surplus (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of balance of capital surplus [line items]
Capital surplus	$ 60,543,683	$ 60,620,224
From convertible bonds
Disclosure of balance of capital surplus [line items]
Capital surplus	6,049,862	6,049,862
From others
Disclosure of balance of capital surplus [line items]
Capital surplus	1,737,730	1,814,271
From common stock
Disclosure of balance of capital surplus [line items]
Capital surplus	$ 52,756,091	$ 52,756,091